Sources Of Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Patient Service Revenues by Payor
Patient Service Revenue
	2015	2014	2013
Medicare program	$5.058.262	$4.677.053	$4.411.285
Private/alternative payors	4.830.401	4.278.847	3.841.473
Medicaid and other government sources	538.077	433.092	392.908
Hospitals	915.184	568.859	411.340
Total patient service revenue	$11.341.924	$9.957.851	$9.057.006